Exhibit 99.12

VCC MORTGAGE SECURITIES, LLC ABS-15G

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXXXX		644667	Amortization Term	notePage	360	240	Audit Value Pulled from Note
XXXXXX		637774	Amortization Term	notePage	360	240	Amortization term is 360 months per Note